Transactions with Affiliates (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended	5 Months Ended											5 Months Ended				5 Months Ended		3 Months Ended		5 Months Ended	6 Months Ended		1 Months Ended	5 Months Ended	1 Months Ended	5 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			5 Months Ended															3 Months Ended	6 Months Ended			5 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended			3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 PMT	Jun. 30, 2012 PMT	Jun. 30, 2013 PMT item	Jun. 30, 2012 PMT	Dec. 31, 2012 PMT item	Dec. 31, 2011 PMT	Dec. 31, 2010 PMT	Jan. 31, 2013 PMT Management Fees item	Jun. 30, 2013 PMT Management Fees	Jun. 30, 2012 PMT Management Fees	Jun. 30, 2013 PMT Management Fees item	Jun. 30, 2013 PMT Management Fees	Jun. 30, 2012 PMT Management Fees	Dec. 31, 2012 PMT Management Fees item	Jun. 30, 2013 PMT Management Fees Minimum	Jun. 30, 2013 PMT Management Fees Maximum	Jun. 30, 2013 PMT Management Fees 8% return on equity	Jun. 30, 2013 PMT Management Fees 8% return on equity Minimum	Jun. 30, 2013 PMT Management Fees 8% return on equity Maximum	Jun. 30, 2013 PMT Management Fees 12% return on equity	Jun. 30, 2013 PMT Management Fees 12% return on equity Minimum	Jun. 30, 2013 PMT Management Fees 12% return on equity Maximum	Jun. 30, 2013 PMT Management Fees In excess of 16% return on equity	Jun. 30, 2013 PMT Management Fees In excess of 16% return on equity Maximum	Jun. 30, 2013 PMT Management Fees Shareholders' equity up to $2 billion	Jun. 30, 2013 PMT Management Fees Shareholders' equity up to $2 billion Maximum	Jun. 30, 2013 PMT Management Fees Shareholders' equity in excess of $2 billion and up to $5 billion	Jun. 30, 2013 PMT Management Fees Shareholders' equity in excess of $2 billion and up to $5 billion Minimum	Jun. 30, 2013 PMT Management Fees Shareholders' equity in excess of $2 billion and up to $5 billion Maximum	Jun. 30, 2013 PMT Management Fees Shareholders' equity in excess of $5 billion	Jun. 30, 2013 PMT Management Fees Shareholders' equity in excess of $5 billion Minimum	Jun. 30, 2013 PMT Mortgage Loan Servicing	Jun. 30, 2012 PMT Mortgage Loan Servicing	Jun. 30, 2013 PMT Mortgage Loan Servicing	Jun. 30, 2013 PMT Mortgage Loan Servicing	Jun. 30, 2012 PMT Mortgage Loan Servicing	Jan. 31, 2013 PMT Mortgage Loan Servicing Minimum	Jun. 30, 2013 PMT Mortgage Loan Servicing Minimum	Jan. 31, 2013 PMT Mortgage Loan Servicing Maximum	Jun. 30, 2013 PMT Mortgage Loan Servicing Maximum	Jan. 31, 2013 PMT Correspondent Lending	Jun. 30, 2013 PMT Correspondent Lending	Jun. 30, 2012 PMT Correspondent Lending	Jun. 30, 2013 PMT Correspondent Lending	Jun. 30, 2012 PMT Correspondent Lending	Dec. 31, 2012 PMT Correspondent Lending	Dec. 31, 2011 PMT Correspondent Lending	Dec. 31, 2010 PMT Correspondent Lending	Jun. 30, 2013 PMT Correspondent Lending Purchases mortgage loans with an aggregate unpaid principal balance in any month greater than $2.5 billion and less than $5 billion	Jun. 30, 2013 PMT Correspondent Lending Purchases mortgage loans with an aggregate unpaid principal balance in any month $5 billion	Jun. 30, 2013 PMT Correspondent Lending Conventional mortgage loans	Jun. 30, 2013 PMT Correspondent Lending Ginnie Mae Mortgage-Backed Securities Guide mortgage loans	Jun. 30, 2013 PMT Correspondent Lending HARP mortgage loans with a loan-to-value ratio of 105% or less	Jun. 30, 2013 PMT Correspondent Lending HARP mortgage loans with a loan-to-value ratio of greater than 105%	Jun. 30, 2013 PMT Correspondent Lending Other mortgage loans	Jun. 30, 2013 PMT Correspondent Lending Minimum Purchases mortgage loans with an aggregate unpaid principal balance in any month greater than $2.5 billion and less than $5 billion	Jun. 30, 2013 PMT Correspondent Lending Minimum Purchases mortgage loans with an aggregate unpaid principal balance in any month $5 billion	Jun. 30, 2013 PMT Correspondent Lending Minimum HARP mortgage loans with a loan-to-value ratio of 105% or less	Jun. 30, 2013 PMT Correspondent Lending Maximum Purchases mortgage loans with an aggregate unpaid principal balance in any month greater than $2.5 billion and less than $5 billion	Jun. 30, 2013 PMT Correspondent Lending Maximum HARP mortgage loans with a loan-to-value ratio of greater than 105%	Jun. 30, 2013 PMT Mortgage banking services	Jun. 30, 2013 PMT Warehouse services	Jun. 30, 2013 PMT Mortgage banking and warehouse services	Jun. 30, 2013 PMT Investment Activities	Jun. 30, 2013 PMT Investment Activities	Dec. 31, 2012 PMT Investment Activities	Dec. 31, 2011 PMT Investment Activities	Jun. 30, 2013 PMT Investment Activities Minimum	Jun. 30, 2013 PMT Conditional Reimbursement	Jun. 30, 2013 PMT Conditional Reimbursement	Jun. 30, 2013 PMT Conditional Reimbursement	Aug. 04, 2009 PMT Conditional Reimbursement	Jun. 30, 2013 PMT Conditional Reimbursement Maximum	Jun. 30, 2013 PCM	Jun. 30, 2012 PCM	Jun. 30, 2013 PCM	Jun. 30, 2012 PCM	Jun. 30, 2013 Investment Funds	Jun. 30, 2012 Investment Funds	Jun. 30, 2013 Investment Funds	Jun. 30, 2012 Investment Funds	Dec. 31, 2012 Investment Funds	Dec. 31, 2011 Investment Funds	Dec. 31, 2010 Investment Funds	Mar. 31, 2013 Investment Funds	Mar. 31, 2012 Investment Funds	Jun. 30, 2013 PNMAC Mortgage Opportunity Fund, LLC	Dec. 31, 2012 PNMAC Mortgage Opportunity Fund, LLC	Dec. 31, 2011 PNMAC Mortgage Opportunity Fund, LLC	Jun. 30, 2013 PNMAC Mortgage Opportunity Fund Investors, LLC	Dec. 31, 2012 PNMAC Mortgage Opportunity Fund Investors, LLC	Dec. 31, 2011 PNMAC Mortgage Opportunity Fund Investors, LLC
Transactions with Affiliates
Base management fee annual rate (as a percent)												1.50%			1.50%																		1.50%	1.375%			1.25%
Percentage of net income for calculation of performance incentive fees												20.00%			20.00%									10.00%			15.00%			20.00%
Number of rolling quarters taken as base for performance incentive fee computation												4			4			4			4
Hurdle rate (as a percent)												8.00%			8.00%						8.00%
High watermark																						$ 0
Percentage of change in net income due to quarterly adjustments																		8.00%
Base management fee shareholders' equity limit																																2,000,000,000			2,000,000,000	5,000,000,000		5,000,000,000
Percentage of return on affiliate's equity																									8.00%	12.00%		12.00%	16.00%		16.00%
Percentage of performance incentive fee payable by issuance of common shares																							50.00%
Base management and performance incentive fees earned
Base management fee																4,575,000	2,488,000		8,940,000	4,292,000
Performance incentive fee																3,880,000			6,007,000
Management fees	10,429,000	4,856,000	18,835,000	9,049,000	24,504,000	18,399,000	15,427,000	8,455,000	2,488,000	14,947,000	4,292,000	15,141,000	8,456,000	5,484,000		8,455,000	2,488,000		14,947,000	4,292,000																																																																	1,974,000	2,368,000	3,888,000	4,757,000	9,363,000	9,943,000	9,943,000
Multiplier for calculating the termination fee										3
Period for calculating average annual fees										24 months
Renewal period of servicing agreement																			18 months																							18 months									18 months																					18 months
Servicing fee rates per year for nonperforming loans (as a percent)																																												0.50%		1.00%
Servicing fees amount per month for current loans																																									30
Servicing fees amount per month for severely delinquent loans																																									125
Base servicing fees per month for fixed-rate loans subserviced																																									7.50
Base servicing fees per month for adjustable rate loans subserviced																																									8.50
Additional servicing fee amount per month for delinquent loans																																													10		75
Supplemental fee per month for each distressed whole loan																																									25
Supplemental fee per month for each subserviced loan																																									3.25
Mortgage loan servicing fees earned
Base																																							6,150,000	3,110,000		11,866,000	6,138,000
Activity-based																																							2,637,000	1,328,000		4,647,000	2,425,000
Loan servicing fees																																							8,787,000	4,438,000		16,513,000	8,563,000
Fulfillment fee as a percentage of unpaid principal balance of mortgage loans sold to non-affiliates																																																0.50%										0.50%	0.88%	0.80%	1.20%	0.50%
Mortgage loans, loan-to-value ratio (as a percent)																																																																	105.00%		105.00%
Sourcing fee rate (as a percent)																																																					0.03%						0.03%
Threshold unpaid principal balance of mortgage loans sold to non-affiliates																																																															2,500,000,000	5,000,000,000		5,000,000,000
Fulfillment fee reimbursement as a percentage of unpaid principal balance of mortgage loans sold to non-affiliates																																																					0.50%			0.025%	0.05%
Threshold unpaid principal balance of mortgage loans sold to non-affiliates for calculation of fulfillment fee																																																															2,500,000,000	5,000,000,000		5,000,000,000
Mortgage loan servicing fee per year																																																																				25,000	25,000	25,000
Mortgage loan servicing fee per loan (in dollars)																																																																				50	50	50
Lending activity between the entity and affiliate
Sourcing fees paid																																																	1,349,000	461,000	2,359,000	701,000	2,505,000	166,000	103,000
Fulfillment fee revenue					62,906,000	1,744,000	80,000	22,054,000	7,715,000	50,298,000	13,839,000																																						22,054,000	7,715,000	50,298,000	13,839,000	62,906,000	1,744,000
Unpaid principal balance of loans fulfilled for PMT																																																	4,323,885,000	1,537,636,000	9,110,711,000	2,336,843,000
Fair value of loans purchased from PMT																																																	4,733,767,000	1,620,123,000	8,282,163,000	2,456,243,000
Threshold percentage of unpaid principal balance with respect to new mortgage loans originating in refinancing																																																																											30.00%
Fair market value of the aggregate MSRs to be transferred																																																																											200,000
Gain on mortgage loans held for sale	42,654,000	14,790,000	82,611,000	28,727,000	118,170,000	13,029,000	2,008,000																																																																366,000	366,000
Conditional reimbursement																																																																															2,900,000	2,900,000
Performance incentive fees reimbursement under the management agreement for every $100 of performance incentive fees earned																																																																													10
Maximum performance incentive fees reimbursement within 12-month period																																																																													1,000,000
Payments received																																																																												422,000		422,000
Foregoing reimbursement of expenses
Reimbursement of expenses incurred on behalf of affiliates	3,786,000	2,937,000	7,641,000	4,529,000				585,000	2,055,000	1,834,000	3,261,000																																																																						3,201,000	882,000	5,807,000	1,268,000
Payments and settlements during the period	32,616,000	11,014,000	65,290,000	16,859,000
Amounts due from affiliate
Management fees								8,455,000		8,455,000		4,473,000	2,486,000																																																																								1,961,000		1,961,000		2,164,000	2,486,000
Servicing fees								4,319,000		4,319,000		3,670,000
Underwriting fees								2,519,000		2,519,000		2,941,000	2,941,000
Allocated expenses								1,432,000		1,432,000		1,132,000
Loan purchases												4,475,000
Loan servicing fees																																																																																					672,000		672,000		1,052,000	2,601,000
Loan servicing rebate																																																																																					239,000		239,000		(239,000)	3,139,000
Expense reimbursements																																																																																					115,000		115,000		695,000	38,000
Total due from affiliate								16,725,000		16,725,000		16,691,000	11,600,000																																																																								2,987,000		2,987,000		3,672,000	8,264,000
Investment in affiliate, common shares of beneficial interest (in shares)								75,000		75,000		75,000																																																													75,000	75,000
Investment in affiliates, at fair value								1,579,000		1,579,000		1,897,000																																																													1,897,000	1,247,000
Carried Interest due from affiliates					47,723,000	37,250,000																																																																															55,322,000	41,149,000	55,322,000	41,149,000	47,723,000	37,250,000	24,654,000	52,460,000	39,039,000	34,447,000	29,785,000	24,473,000	20,875,000	17,938,000	12,777,000
Amounts due to affiliates								$ 52,729,000		$ 52,729,000		$ 46,779,000	$ 25,595,000																																																																								$ 36,328,000		$ 36,328,000		$ 36,795,000	$ 29,622,000